Segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of the following segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies.
Retail Banking consists of two business units, Homes and Everyday Banking. Homes provides prime UK mortgage lending to owner occupiers and buy-to-let landlords with small portfolios. Everyday Banking provides banking services and unsecured lending to individuals and small businesses as well alongside wealth management for high-net-worth clients.
–Consumer Finance provides prime auto consumer financing for individuals, businesses, and automotive distribution networks.
–Corporate & Commercial Banking provides banking products and services to SMEs, mid-sized and larger corporates, typically with annual turnovers of between £2m and £500m as well as to Local Authorities and Housing Associations.
–Corporate Centre provides treasury services for asset and liability management of our balance sheet, as well as management of non-core and legacy portfolios.
–Corporate and Investment Banking provided services to corporate clients with an annual turnover of £500m and above. Santander UK transferred a significant part of the Corporate & Investment Banking business to the London branch of Banco Santander SA under a part VII banking business transfer scheme which completed on 11 October 2021. The residual parts of the business have been wound down or transferred to other segments. At 31 December 2021, the Corporate & Investment Banking business met the requirements for presentation as discontinued operations. For more details, see Note 43.
Retail Banking delivers products through our omni-channel presence comprising branches, ATMs, telephony, digital and intermediary channels. Corporate and Commerical Banking expertise is provided by relationship managers, product specialists and through digital and telephony channels, and cover clients' needs both in the UK and overseas.
The segmental basis of presentation in this Annual Report has changed following a management review of our structure. Previously, Consumer Finance was managed as part of Retail Banking.
The segmental data below is presented in a manner consistent with the internal reporting to the committee which is responsible for allocating resources and assessing performance of the segments and has been identified as the chief operating decision maker. The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
Results by segment

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,374	233	401	—	(11)	3,997
Non-interest income	201	178	109	—	59	547
Total operating income	3,575	411	510	—	48	4,544
Operating expenses before credit impairment write-backs, provisions and charges	(1,703)	(163)	(365)	—	(309)	(2,540)
Credit impairment write-backs	98	33	91	—	11	233
Provisions for other liabilities and charges	(187)	4	(34)	—	(162)	(379)
Total operating credit impairment write-backs, provisions and charges	(89)	37	57	—	(151)	(146)
Profit/(loss) from continuing operations before tax	1,783	285	202	—	(412)	1,858

Revenue from external customers	4,061	489	553	—	(559)	4,544
Inter-segment revenue	(486)	(78)	(43)	—	607	—
Total operating income	3,575	411	510	—	48	4,544

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit cards	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	2	76
Total fee and commission income	570	10	112	—	2	694
Fee and commission expense	(384)	—	(22)	—	(8)	(414)
Net fee and commission income/(expense)	186	10	90	—	(6)	280

Customer loans	185,608	4,984	16,997	—	3,027	210,616
Total assets(3)	193,214	8,873	16,997	—	74,592	293,676
Customer deposits	156,991	—	25,597	—	9,588	192,176
Total liabilities	157,622	1,173	25,613	—	92,890	277,298

Average number of full-time equivalent staff	16,149	670	2,281	528	216	19,844
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking(5)	Consumer Finance(5)	Corporate & Commercial Banking	Corporate & Investment Banking(4)	Corporate Centre	Total
2020	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	2,758	264	363	—	(4)	3,381
Non-interest income	245	127	94	—	(12)	454
Total operating income/(expense)	3,003	391	457	—	(16)	3,835
Operating expenses before credit impairment losses, provisions and charges	(1,792)	(166)	(324)	—	(143)	(2,425)
Credit impairment losses	(264)	(44)	(294)	—	(37)	(639)
Provisions for other liabilities and charges	(160)	(8)	(6)	—	(89)	(263)
Total operating credit impairment losses, provisions and charges	(424)	(52)	(300)	—	(126)	(902)
Profit/(loss) from continuing operations before tax	787	173	(167)	—	(285)	508

Revenue from external customers	3,685	501	549	—	(900)	3,835
Inter-segment revenue	(682)	(110)	(92)	—	884	—
Total operating income/(expense)	3,003	391	457	—	(16)	3,835

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	442	—	42	—	—	484
–Insurance, protection and investments	65	—	—	—	—	65
–Credit cards	66	—	—	—	—	66
–Non-banking and other fees(2)	3	10	50	—	3	66
Total fee and commission income	576	10	92	—	3	681
Fee and commission expense	(337)	—	(22)	—	(4)	(363)
Net fee and commission income	239	10	70	—	(1)	318

Customer loans	178,451	8,025	17,626	2,784	3,483	210,369
Total assets(3)	186,226	11,143	17,626	2,784	81,285	299,064
Customer deposits	152,167	—	24,985	6,506	8,074	191,732
Total liabilities	152,687	2,397	25,011	6,517	96,207	282,819

Average number of full-time equivalent staff	18,198	640	2,405	716	180	22,139

2019
Net interest income	2,581	246	422	—	(22)	3,227
Non-interest income	531	155	109	—	10	805
Total operating income	3,112	401	531	—	(12)	4,032
Operating expenses before credit impairment losses, provisions and charges	(1,860)	(179)	(334)	—	(93)	(2,466)
Credit impairment (losses)/write-backs	(129)	(27)	(45)	—	3	(198)
Provisions for other liabilities and charges	(273)	(8)	(24)	—	(123)	(428)
Total operating credit impairment losses, provisions and (charges)/releases	(402)	(35)	(69)	—	(120)	(626)
Profit/(loss) from continuing operations before tax	850	187	128	—	(225)	940

Revenue from external customers	3,748	525	633	—	(874)	4,032
Inter-segment revenue	(636)	(124)	(102)	—	862	—
Total operating income	3,112	401	531	—	(12)	4,032

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	711	—	43	—	—	754
–Insurance, protection and investments	69	—	—	—	—	69
–Credit card fees	86	—	—	—	—	86
–Non-banking and other fees(2)	33	13	65	—	23	134
Total fee and commission income	899	13	108	—	23	1,043
Fee and commission expense	(372)	—	(24)	—	(20)	(416)
Net fee and commission income	527	13	84	—	3	627

Customer loans	171,078	7,684	18,391	4,041	4,104	205,298
Total assets(3)	178,665	10,748	18,391	4,046	76,638	288,488
Customer deposits	142,735	—	20,546	6,102	8,438	177,821
Total liabilities	143,570	2,748	20,572	6,233	99,024	272,147

Average number of full-time equivalent staff	19,669	612	2,464	804	157	23,706
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
(4)Restated to reflect the presentation of CIB as a discontinued operation, as set out in Note 43.
(5) Restated to reflect the resegmentation of the Retail Banking segment into the Retail Banking and Consumer Finance segments described above.
Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.